Summary of Significant Accounting Policies (Tables) - TALENTEC SDN. BHD. [Member]	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Schedule of Currency Exchange Rates in Unaudited Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the unaudited consolidated financial statements:

	As of July 31,	As of January 31,
Balance sheet items, except for equity accounts	2024	2025
US$ against RM	4.5885	4.4554
US$ against SGD	1.3372	1.3546

	For the six months ended January 31,
Items in the statements of operations and comprehensive income, and statements of cash flows	2024	2025
US$ against RM	4.6767	4.3864
US$ against SGD	1.3499	1.3282

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of July 31,
Balance sheet items, except for equity accounts	2023	2024
US$ against RM	4.5050	4.5885
US$ against SGD	1.3283	1.3372

	For the years ended July 31,
Items in the statements of operations and comprehensive (loss) income, and statements of cash flows	2023	2024
US$ against RM	4.5021	4.7005
US$ against SGD	1.3592	1.3491

Schedule of Estimated Depreciation Rates
Category	Rate
Computer, terminals & peripherals	20%-40%
Furniture, fittings, office equipment & renovation	10%-20%

Category	Rate
Computer, terminals & peripherals	20%-40%
Furniture, fittings, office equipment & renovation	10%-20%

Schedule of Revenue Recognition

The following table disaggregates the Group’s revenue for the six months ended January 31, 2024 and 2025:

	For the six months ended January 31,
	2024	2025
Net revenues:
Maintenance services	$364,242	$579,709
Implementation services	355,071	607,813
SaaS subscription fee	242,995	213,261
Licensing	95,210	139,105
Others	30,377	142,991
Total	$1,087,895	$1,682,879

The following table presents revenue classified by timing of revenue recognition for the six months ended January 31, 2024 and 2025:

	For the six months ended January 31,
	2024	2025
Point in time	$95,210	$139,105
Over time	992,685	1,543,774
Total	$1,087,895	$1,682,879

The following table disaggregates the Group’s revenue for the years ended July 31, 2023 and 2024:

	For the year ended July 31,
	2023	2024
Net revenues:
Maintenance services	$937,166	$902,821
Implementation services	700,420	833,886
SaaS subscription fees	226,630	277,109
Licensing	147,347	94,727
Other	70,465	15,953
Total	$2,082,028	$2,124,496

The following table presents revenue classified by timing of revenue recognition for the years ended July 31, 2023 and 2024:

	For the years ended July 31,
	2023	2024

Point in time	$147,347	$94,727
Over time	1,934,681	2,029,769
Total	$2,082,028	$2,124,496